Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000006082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 20,789.3	$ 20,789.3	$ 20,789.3	$ 21,490.59	$ 17,450.93	$ 18,939.27	$ 18,667.33	$ 11,806.73	$ 13,059.96	$ 12,247.83	$ 11,276.56	$ 9,188.95	$ 10,000.02
Average Annual Return, Percent	(3.26%)	11.98%	7.59%
C000006079 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(8.56%)	10.50%	6.75%
C000006079 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 19,225.74	$ 19,225.74	$ 19,225.74	19,921.34	16,215.99	17,645.29	17,435.86	11,056.53	12,256.25	11,520.53	10,634.1	8,690.91	9,474.99
Average Annual Return, Percent	(3.49%)	11.70%	7.33%
C000006081 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(5.16%)	10.85%	6.67%
C000006081 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 19,071.71	$ 19,071.71	$ 19,071.71	19,761.74	16,086.08	17,633.92	17,560.94	11,220.14	12,529.18	11,866.25	11,038.87	9,098.03	10,000.01
Average Annual Return, Percent	(4.23%)	10.85%	6.67%
C000199765 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 20,852.79	$ 20,852.79	$ 20,852.79	21,541.72	17,481.26	18,966.01	18,683.76	11,812.93	13,057.69	12,247.83	11,276.56	9,188.95	10,000.02
Average Annual Return, Percent	(3.20%)	12.04%	7.63%
C000006083 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 19,770.19	$ 19,770.19	$ 19,770.19	20,542.06	16,762.1	18,293.16	18,110.42	11,518.36	12,798.41	12,053.89	11,160.42	9,149.87	10,000.01
Average Annual Return, Percent	(3.76%)	11.41%	7.05%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 30,514.7361327504	$ 30,514.7361327504	$ 30,514.7361327504	28,460.1950991787	22,012.1285607853	24,078.0734348563	21,512.8024071762	13,236.3369934454	14,565.5070091106	13,391.5305018908	11,766.2254183395	9,965.75699917148	10,000
Average Annual Return, Percent	7.22%	18.18%	11.80%
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500TM Index
Account Value	$ 20,534	$ 20,534	$ 20,534	$ 21,193	$ 17,453	$ 19,476	$ 19,410	$ 10,248	$ 13,219	$ 12,651	$ 11,264	$ 9,269	$ 10,000
Average Annual Return, Percent	(3.11%)	14.91%	7.46%